Earnings Per Share: (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 29, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss, Earnings (Numerator)	$ 0	$ (161,193)		$ 0	$ (85,479,000)	$ (58,681,000)
Net loss per diluted common share, Earnings (Numerator)					$ (85,479,000)	$ (58,681,000)
Net loss Shares, (Denominator)	6,037,500	8,812,791		6,037,500	543,000	545,000
Net loss per diluted common share, Shares (Denominator)	6,037,500	8,812,791		6,037,500	543,000	545,000
Net loss, Per Share Amount					$ (158)	$ (108)
Net loss per diluted common share, Per Share Amount					$ (158)	$ (108)
Hman Group holdings Inc and subsidiaries
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss, Earnings (Numerator)			$ (24,499,000)
Net loss per diluted common share, Earnings (Numerator)			$ (24,499,000)
Net loss Shares, (Denominator)			545,000
Net loss per diluted common share, Shares (Denominator)			545,000
Net loss, Per Share Amount			$ (45)
Net loss per diluted common share, Per Share Amount			$ (45)
Stock options outstanding excluded from the computation			47,542,000		81,700,000	77,392,000